Revenue - Disclosure Of Insurance Revenue (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	S/ 1,052,958	S/ 914,182	S/ 716,064
Revenue from contracts with customers	3,333,154	2,961,725	1,735,544
Products transferred at a point in time [member]
Disclosure of analysis of insurance revenue [line items]
Revenue from contracts with customers	320,700	265,865	220,905
Products and services transferred over time [member]
Disclosure of analysis of insurance revenue [line items]
Revenue from contracts with customers	3,012,454	2,695,860	1,514,639
Oncology plans [Member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	799,605	723,029	664,971
General Healthcare Services Plans [Member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	S/ 253,353	S/ 191,153	S/ 51,093